Goodwill (Tables)	6 Months Ended
Sep. 30, 2022
Goodwill
Schedule of changes in the carrying amount of goodwill

				Foreign currency	Balance as of
	Balance as of			translation	September 30,
	March 31, 2022	Additions	Impairment	adjustments	2022
Jisen	4,581,112	—	—	(412,893)	4,168,219
Total	4,581,112	—	—	(412,893)	4,168,219